Cover Page	12 Months Ended
Jun. 30, 2020 shares
Document Information [line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	BHP Group Ltd
Entity Central Index Key	0000811809
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	171 COLLINS STREET
Entity Address, City or Town	MELBOURNE
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	2,945,851,394
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
BHP Group Plc [member]
Document Information [line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	BHP Group Plc
Entity Central Index Key	0001171264
Current Fiscal Year End Date	--06-30
Entity Address, Address Line One	NOVA SOUTH
Entity Address, Address Line Two	160 VICTORIA STREET
Entity Address, City or Town	LONDON
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,112,071,796